Discontinued Operation - Schedule of Gain from Sale of Discontinued Operations (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain From Sale of Discontinued Operations [Abstract]
Total consideration	$ 5,265	[1]	$ 5,265
Net assets of discontinued operations	3,764
Reclassification of translation differences	356		356
Gain from sale of discontinued operations	$ 1,145		$ 1,145

[1]	As of December 31, 2024, the consideration is recorded as receivable from sale of subsidiary. The cash consideration of $4,471 was received during January 2025, while the 15% holdback will be received after 12 months from the closing date, on November 29, 2025.